Short-Term Promissory Notes, Unsecured Loans and Advances	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Short-Term Promissory Notes, Unsecured Loans and Advances\Convertible Promissory Notes and Warrant Agreements [Abstract]
Short-Term Promissory Notes, Unsecured Loans and Advances

NOTE 7 – Short-Term Promissory Notes, Unsecured Loans and Advances

	As of June 30, 2018	As of December 31, 2017
Short-term promissory notes, including accrued interest	$259,184	$253,000
Unsecured loans	$283,000	$—
Advances	$188,000	$—

Short-Term Promissory Notes

In August 2017, the Company’s Board of Directors (the “Board”) authorized, and the Company issued short-term unsecured and interest-free promissory notes (the “Short-Term Notes”) for aggregate gross proceeds of $253,000 prior to issuance costs of $3,030 which were discounted from the Short-Term Notes and were amortized ratably to interest expense over the original term of the Short-Term Notes up though November 2017. On November 30, 2017, the Short-Term Notes were amended to extend the maturity date from February 18, 2018 to July 31, 2018 and to increase warrant coverage to 189,750 common stock purchase warrants (as amended, the “Original Warrants”). The Original Warrants had a term of 5 years and an exercise price of $1.80 and would have been immediately exercisable upon maturity of the Short-Term Notes prior to the amendment described below. The November 30, 2017 amendment resulted in a substantial modification to the Short-Term Notes and was accounted for under the provisions of extinguishment accounting.

The Short-Term Notes were subsequently amended and restated on March 12, 2018 (the “Amended and Restated Short-Term Notes”). The Amended and Restated Short-Term Notes became convertible promissory notes that bear interest at a fixed rate of 8% per annum and require the Company to repay the principal and accrued and unpaid interest thereon on the maturity date of July 31, 2018 (the “Short-Term Note Maturity Date”). Pursuant to the terms of each Amended and Restated Short-Term Note and a consent signed by the Company and each holder, the Original Warrants under the Short-Term Notes were modified whereby each subscriber received a replacement warrant (the “Replacement Warrants”) upon the issuance of the Amended and Restated Short-Term Note, in lieu of the Original Warrant. In addition, each holder was issued an additional warrant (the “Additional Warrants”). The Amended and Restated Short-Term Notes were classified as long-term convertible promissory notes on the accompanying condensed balance sheets at June 30, 2018 given their conversion into shares of common stock on July 2, 2018. See Note 14 – Subsequent Events with regard to the conversion and extinguishment of the Amended and Restated Short-Term Notes and the issuance of amended and restated Replacement Warrants and Additional Warrants.

Replacement Warrants

Each Replacement Warrant issued on March 12, 2018 granted the holder the option to purchase up to the number of shares of capital stock of the Company equal to the New Round Stock issued or issuable upon the conversion of the Amended and Restated Short-Term Note held by such holder at a per share exercise price equal to either (i) the actual per share price of New Round Stock if the Amended and Restated Short-Term Notes converted in connection with a Short-Term Note Qualified Financing or (ii) the price at which the Amended and Restated Short-Term Notes converted in connection with a change of control transaction. The Replacement Warrants were exercisable commencing on the Conversion Date and would have expired on November 21, 2021. The exercise price and number of the shares issuable upon exercising the Replacement Warrants were subject to adjustment in the event of any stock dividends and splits, reverse stock split, recapitalization, reorganization or similar transaction, as described therein.

The Replacement Warrants were deemed to be a free-standing instrument and were accounted for as a liability given the variable number of shares issuable in connection with a possible change of control conversion event. The Company recorded an initial liability of $137,722 upon issuance with an offset to extinguishment loss described further below. The fair value changes of the warrant liability associated with the Short-Term Notes were recorded at each reporting date in the condensed consolidated statements of operations which amounted to an expense of $12,701 and $10,330 for the three and six months ended June 30, 2018, respectively. A Monte Carlo simulation model was used to estimate the aggregate fair value of the Replacement Warrants as of June 30, 2018. Input assumptions used were as follows: risk-free interest rate of 2.65 percent; expected volatility of 50 percent; expected life of 3.39 years; and expected dividend yield of 0 percent. The underlying stock price used in the analysis was on a non-marketable basis and using the market approach, considering both the traded price and forward multiples from guideline public companies, using allocation and marketability-discount methodologies.

Additional Warrants

Each Additional Warrant issued on March 12, 2018 granted the holder the option to purchase up to the number of shares of capital stock of the Company equal to the product obtained by multiplying (i) the outstanding principal amount of the Amended and Restated Short-Term Note held by such holder and (ii) 0.75; at a per share exercise price of $1.80. The Additional Warrants were exercisable commencing on the Conversion Date and would have expired on November 21, 2021. The exercise price and number of the shares issuable upon exercising the Additional Warrants were subject to adjustment in the event of any stock dividends and splits, reverse stock split, recapitalization, reorganization or similar transaction, as described therein.

The Additional Warrants were deemed to be free-standing instruments and were accounted for as equity as there were no variable terms. The Additional Warrants amounted to 189,750 shares as of both the March 12, 2018 amendment date and as of June 30, 2018 with terms that largely paralleled the provisions of the Original Warrants except that the Additional Warrants were exercisable on the Conversion Date as opposed to the Short-Term Note Maturity Date and the expiration date was moved up to November 21, 2021 from July 31, 2023. The fair value differential between the Original Warrants and the Additional Warrants was a reduction of $22,624. The fair value change was recorded as a reduction to additional paid-in capital in the accompanying condensed balance sheets and was included as part of the extinguishment loss discussed further below.

remium Conversion Derivative

Upon the March 2018 amendment, the Short-Term Notes contained a 125% conversion premium in the event that a Short Term Note Qualified Financing occurs at a price under $2.25 per common share. The Company determined that the redemption feature under the Short-Term Notes qualified as an embedded derivative and was reflected as a liability in the amount of $49,668 at the time of the March 12, 2018 amendment with a corresponding offset to extinguishment loss which is described further below. Subsequent to the amendment, the embedded derivative was accounted for separately on a fair market value basis. The Company recorded the fair value changes of the premium debt conversion derivative associated with the Short-Term Notes in the condensed consolidated statements of operations for a benefit of $46,471 and $46,428 for the three and six months ended June 30, 2018, respectively.

Other

The March 2018 amendment resulted in a substantial modification to the Short-Term Notes whereby additional conversion features and warrant coverage were added. The Company recorded the Short-Term Note amendment under the provisions of extinguishment accounting. A loss on notes extinguishment in the accompanying condensed consolidated statements of operations for the six months ended June 30, 2018 was recorded in the amount of $186,220, which represented the difference between the carrying value of the Short-Term Notes over the combined fair values of the Short-Term Notes, premium conversion derivative, Replacement Warrant and Additional Warrants on the date of the amendment. The fair value decrease of the Short-Term Notes (inclusive of principal and interest, non-bifurcated embedded conversion feature and the Additional Warrants) relative to its adjusted carrying value at the time of the amendment was $1,170 which was recorded as a reduction to additional paid-in capital on the accompanying condensed balance sheets.

Pursuant to the Short-Term Note subscription agreement, the Company was entitled to receive notice in the event a holder elects to sell or receives a bona fide offer for any portion of the Short-Term Notes and associated warrants, and the right to purchase the Short-Term Notes and associated warrants on the same terms as the proposed sale or bona fide offer, as applicable, as long as the Company exercised that right within 15 days of receiving written notice. The Company had granted subscribers indemnification rights with respect to its representations, warranties, covenants and agreements under the Short-Term Note subscription agreement. Effective as of July 2, 2018, the Company entered into a debt conversion agreement with each of the Short-Term Note subscribers to convert the outstanding principal and accrued and unpaid interest under the Short-Term Notes into shares of Common Stock, to cancel and extinguish the Short-Term Notes and to amend and restate the Additional Warrants and the Replacement Warrants. See Note 14 – Subsequent Events for additional information on the conversion.

Unsecured Loans

In May 17, 2018, the Company received cash proceeds of $168,000 from unsecured loans, represented by two promissory notes from existing stockholders of the Company. The loans are interest free and require that the Company repay the principal in full on the earlier to occur of (i) May 17, 2019 or (ii) the closing of an equity round of financing of the Company that raises more than $5 million in gross proceeds. The loans include customary events of default provisions.

On March 20, 2018, the Company received cash proceeds from an unsecured loan, represented by a promissory note, for $115,000 from an existing stockholder. The loan is interest free and requires that the Company repay the principal in full on the earlier to occur of (i) March 20, 2019 or (ii) the closing of an equity round of financing of the Company that raises more than $3 million in gross proceeds. The loan includes customary events of default provisions.

Additionally, NeuroOne received a $50,000 short-term unsecured loan in November 2016 from the placement agent for its convertible promissory note financing (see Note 8 – Convertible Promissory Notes and Warrant Agreements). NeuroOne incurred no fees or interest costs for this temporary loan and it was repaid in full in February 2017.

Advances

In June 2018, the Company received advances from investors related to a July 2018 private placement financing in the amount of $188,000 (See Note 14 - Subsequent Events). The advances are reflected in the other liabilities line item on the accompanying condensed balance sheets.

NOTE 7 – Short-Term Promissory Notes and Unsecured Loan

Short-Term Promissory Notes

In August 2017, the Company’s Board of Directors authorized, and the Company issued short-term unsecured promissory notes (the “Short-Term Notes”) for aggregate gross proceeds of $253,000 prior to issuance costs of $3,030 which were discounted from the Short-Term Notes and are being amortized ratably to interest expense over the term of the Short-Term Notes. On November 30, 2017, the Short-Term Notes were amended to extend the maturity date from February 18, 2018 to July 31, 2018 and to increase warrant coverage. For the year ended December 31, 2017, discount amortization charged to interest expense related to the issuance costs was $1,748. The Short-Term Notes do not bear interest on principal and require the Company to repay the principal upon maturity.

In addition, upon maturity, under the provisions of the Short-Term Notes as amended, the holders will receive 189,750 common stock purchase warrants upon maturity with a term of 5 years at an exercise price of $1.80 which will be immediately exercisable upon issue. The November 2017 amendment resulted in a substantial modification to the original Short-Term Notes whereby additional warrant coverage was added and the maturity date of the Short-Term Notes was extended. The Company recorded the Short-Term Note amendment under the provisions of extinguishment accounting. A loss on Short-Term Notes extinguishment in the accompanying statements of operations for the year ended December 31, 2017 was recorded in the amount of $144,577, which represented the difference between the face value of the Short-Term Notes over the combined carrying values of the Short-Term Notes and warrants on the date of the amendment. The fair value increase of the Short-Term Notes and the warrants as amended over its adjusted carrying value at the time of the amendment was $117,280 which was recorded as additional paid-in capital.

Prior to the November 30, 2017 amendment, the holders were to receive 126,500 common stock purchase warrants upon maturity. A portion of the proceeds from the Short-Term Notes upon issue was allocated to the original warrants based on their relative fair value to the underlying Short-Term Notes in the amount of $61,496 and was recorded in additional paid-in capital in the accompanying consolidated balance sheets and was discounted from the Short-Term Notes and was being amortized to interest expense ratably over the term of the Short-Term Notes which amounted to $35,479 during the year ended December 31, 2017. The fair value of the warrants was based on the Black-Scholes method with the following assumptions: risk-free interest rate 2.1 percent; expected volatility 47.8 percent; expected life 5.7 years; and expected dividend yield 0 percent. The underlying stock price used in the analysis is on a non-marketable basis using the market approach, considering both the traded price and forward multiples from guideline public companies, using allocation and marketability-discount methodologies. These warrants when issued will be immediately exercisable at $1.80 per share and will expire on July 31, 2023.

The Short-Term Promissory Notes were amended again in March 2018 (See Note 13 – Subsequent Events).

Pursuant to the Short-Term Note subscription agreement, the Company is entitled to receive notice in the event a holder elects to sell or receives a bona fide offer for any portion of the Short-Term Notes and associated warrants, and the right to purchase the Short-Term Notes and associated warrants on the same terms as the proposed sale or bona fide offer, as applicable, as long as the Company exercises that right within 15 days of receiving written notice. The Company has granted subscribers indemnification rights with respect to its representations, warranties, covenants and agreements under the Short-Term Note subscription agreement.

Unsecured Loan

NeuroOne received a $50,000 short-term unsecured loan in November 2016 from the placement agent for its convertible promissory note financing (see Note 8 – Convertible Promissory Notes and Warrant Agreements). NeuroOne incurred no fees or interest costs for this temporary loan and it was repaid in full in February 2017.